Other receivables, net	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Other receivables, net

Note 6 – Other receivables, net

Other receivables, net consist of the following:

	December 31, 2023	December 31, 2022

Receivables from sales of short-term investment	$6,788,662	$—
Others	323,235	—
Total other receivables	$7,111,897	$—
Allowance for expected credit losses	(1,888,662)	—
Total other receivables, net	$5,223,235	$—

The Company does not require collateral for other receivables. The Company maintains an allowance for its doubtful accounts receivable due to estimated credit losses, and all the allowance for credit losses are accrued directly to the receivables from sales of short-term investment. The Company records the allowance against bad debt expense through the consolidated statements of operations, included in allowance for credit losses, up to the amount of receivables recognized to date. Receivables are written off and charged against the recorded allowance when the Company has exhausted collection efforts without success.